Interests in subsidiaries (Details)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Iris Energy Custodian Pty Ltd
List of Subsidiary Companies [Abstract]
Name of subsidiary	Iris Energy Custodian Pty Ltd
Country of incorporation of subsidiary	Australia
Proportion of ownership interest in subsidiary	100.00%	100.00%
Iris Energy Holdings Pty Ltd.
List of Subsidiary Companies [Abstract]
Name of subsidiary	Iris Energy Holdings Pty Ltd
Country of incorporation of subsidiary	Australia
Proportion of ownership interest in subsidiary	100.00%	100.00%
SA 1 Holdings Pty Ltd
List of Subsidiary Companies [Abstract]
Name of subsidiary	SA 1 Holdings Pty Ltd
Country of incorporation of subsidiary	Australia
Proportion of ownership interest in subsidiary	100.00%	100.00%
SA 2 Holdings Pty Ltd
List of Subsidiary Companies [Abstract]
Name of subsidiary	SA 2 Holdings Pty Ltd
Country of incorporation of subsidiary	Australia
Proportion of ownership interest in subsidiary	100.00%	100.00%
TAS 1 Holdings Pty Ltd
List of Subsidiary Companies [Abstract]
Name of subsidiary	TAS 1 Holdings Pty Ltd
Country of incorporation of subsidiary	Australia
Proportion of ownership interest in subsidiary	100.00%	100.00%
Podtech Data Centers Inc.
List of Subsidiary Companies [Abstract]
Name of subsidiary	Podtech Data Centers Inc.
Country of incorporation of subsidiary	Canada
Proportion of ownership interest in subsidiary	100.00%	100.00%
IE CA Compute Ltd.
List of Subsidiary Companies [Abstract]
Name of subsidiary	IE CA Compute Ltd.
Country of incorporation of subsidiary	Canada
Proportion of ownership interest in subsidiary	100.00%	0.00%
IE CA Leasing Ltd.
List of Subsidiary Companies [Abstract]
Name of subsidiary	IE CA Leasing Ltd.
Country of incorporation of subsidiary	Canada
Proportion of ownership interest in subsidiary	100.00%	0.00%
IE CA 1 Holdings Ltd.
List of Subsidiary Companies [Abstract]
Name of subsidiary	IE CA 1 Holdings Ltd.
Country of incorporation of subsidiary	Canada
Proportion of ownership interest in subsidiary	100.00%	100.00%
IE CA 2 Holdings Ltd. [Member]
List of Subsidiary Companies [Abstract]
Name of subsidiary	IE CA 2 Holdings Ltd.
Country of incorporation of subsidiary	Canada
Proportion of ownership interest in subsidiary	100.00%	100.00%
IE CA 5 Holdings Ltd.
List of Subsidiary Companies [Abstract]
Name of subsidiary	IE CA 5 Holdings Ltd.
Country of incorporation of subsidiary	Canada
Proportion of ownership interest in subsidiary	100.00%	100.00%
IE CA Development Holdings Ltd.
List of Subsidiary Companies [Abstract]
Name of subsidiary	IE CA Development Holdings Ltd.
Country of incorporation of subsidiary	Canada
Proportion of ownership interest in subsidiary	100.00%	100.00%
IE CA Development Holdings 2 Ltd.
List of Subsidiary Companies [Abstract]
Name of subsidiary	IE CA Development Holdings 2 Ltd.
Country of incorporation of subsidiary	Canada
Proportion of ownership interest in subsidiary	100.00%	100.00%
IE CA Development Holdings 3 Ltd.
List of Subsidiary Companies [Abstract]
Name of subsidiary	IE CA Development Holdings 3 Ltd.
Country of incorporation of subsidiary	Canada
Proportion of ownership interest in subsidiary	100.00%	100.00%
IE CA Development Holdings 4 Ltd.
List of Subsidiary Companies [Abstract]
Name of subsidiary	IE CA Development Holdings 4 Ltd.
Country of incorporation of subsidiary	Canada
Proportion of ownership interest in subsidiary	100.00%	100.00%
IE CA Development Holdings 5 Ltd.
List of Subsidiary Companies [Abstract]
Name of subsidiary	IE CA Development Holdings 5 Ltd.
Country of incorporation of subsidiary	Canada
Proportion of ownership interest in subsidiary	100.00%	100.00%
IE CA Development Holdings 7 Ltd.
List of Subsidiary Companies [Abstract]
Name of subsidiary	IE CA Development Holdings 7 Ltd.
Country of incorporation of subsidiary	Canada
Proportion of ownership interest in subsidiary	100.00%	100.00%
IE US 1, Inc.
List of Subsidiary Companies [Abstract]
Name of subsidiary	IE US 1, Inc.
Country of incorporation of subsidiary	United States of America
Proportion of ownership interest in subsidiary	100.00%	100.00%
IE US Holdings Inc.
List of Subsidiary Companies [Abstract]
Name of subsidiary	IE US Holdings Inc.
Country of incorporation of subsidiary	United States of America
Proportion of ownership interest in subsidiary	100.00%	100.00%
IE US Development Holdings 1 Inc.
List of Subsidiary Companies [Abstract]
Name of subsidiary	IE US Development Holdings 1 Inc.
Country of incorporation of subsidiary	United States of America
Proportion of ownership interest in subsidiary	100.00%	100.00%
IE US Development Holdings 3 Inc.
List of Subsidiary Companies [Abstract]
Name of subsidiary	IE US Development Holdings 3 Inc.
Country of incorporation of subsidiary	United States of America
Proportion of ownership interest in subsidiary	100.00%	100.00%
IE US Development Holdings 4 Inc.
List of Subsidiary Companies [Abstract]
Name of subsidiary	IE US Development Holdings 4 Inc.
Country of incorporation of subsidiary	United States of America
Proportion of ownership interest in subsidiary	100.00%	100.00%
IE US Development Holdings 5 Inc.
List of Subsidiary Companies [Abstract]
Name of subsidiary	IE US Development Holdings 5 Inc.
Country of incorporation of subsidiary	United States of America
Proportion of ownership interest in subsidiary	100.00%	100.00%
IE US Development Holdings 6 Inc.
List of Subsidiary Companies [Abstract]
Name of subsidiary	IE US Development Holdings 6 Inc.
Country of incorporation of subsidiary	United States of America
Proportion of ownership interest in subsidiary	100.00%	0.00%
IE US Hardware 1 Inc.
List of Subsidiary Companies [Abstract]
Name of subsidiary	IE US Hardware 1 Inc.
Country of incorporation of subsidiary	United States of America
Proportion of ownership interest in subsidiary	100.00%	100.00%
IE US Hardware 3 Inc.
List of Subsidiary Companies [Abstract]
Name of subsidiary	IE US Hardware 3 Inc.
Country of incorporation of subsidiary	United States of America
Proportion of ownership interest in subsidiary	100.00%	100.00%
IE US Hardware 4 Inc.
List of Subsidiary Companies [Abstract]
Name of subsidiary	IE US Hardware 4 Inc.
Country of incorporation of subsidiary	United States of America
Proportion of ownership interest in subsidiary	100.00%	100.00%
IE US Operations Inc.
List of Subsidiary Companies [Abstract]
Name of subsidiary	IE US Operations Inc.
Country of incorporation of subsidiary	United States of America
Proportion of ownership interest in subsidiary	100.00%	100.00%